Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - Unrealized gains and losses on securities at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 51,684	$ 48,232
Gross unrealized gains	419	508
Gross unrealized losses	(208)	(241)
Fair value	51,895	48,499
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	529	244
Gross unrealized losses	(2)	(6)
Fair value	527	238
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,282	1,578
Gross unrealized gains	10	2
Gross unrealized losses	(11)	(26)
Fair value	2,281	1,554
US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,086	18,000
Gross unrealized gains	180	285
Gross unrealized losses	(90)	(149)
Fair value	18,176	18,136
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,964	1,469
Gross unrealized gains	1	2
Gross unrealized losses	(1)	(1)
Fair value	1,964	1,470
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,275	2,176
Gross unrealized gains	1	1
Gross unrealized losses	(23)	(3)
Fair value	2,253	2,174
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,468	6,248
Gross unrealized gains	1	1
Gross unrealized losses	(45)	(10)
Fair value	6,424	6,239
Asset-backed securities, Non-CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	887	856
Gross unrealized gains	5	9
Gross unrealized losses	(1)	(2)
Fair value	891	863
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,856	17,439
Gross unrealized gains	26	22
Gross unrealized losses	(32)	(42)
Fair value	18,850	17,419
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	312	197
Gross unrealized gains	195	186
Gross unrealized losses	(2)	(1)
Fair value	505	382
Loan substitute securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25	25
Gross unrealized losses	(1)	(1)
Fair value	$ 24	$ 24